Taxation - Schedule of Income Taxes and the Provision at the PRC, Mainland Statutory Rate (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Income Taxes and the Provision at the PRC, Mainland Statutory Rate [Abstract]
Loss before income tax expense	$ (5,244)	$ (59,873)
Computed income tax benefit with statutory tax rate	(1,311)	(14,968)
Additional deduction for research and development expenses	(261)	(213)
Tax effect of preferred tax rate	897	15,487
Tax effect of favorable tax rates on small-scale and low-profit entities	51	(1)
Tax effect of non-deductible items	78	(71)
Tax effect of expired tax attribute carryforwards		481
Changes in valuation allowance	837	(448)
Income tax expense	$ 291	$ 267